Long-term debt (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	$ 185,259
2017	185,259
2018	564,046
2019	70,396
2020	251,281
2021	66,850
Total	$ 1,323,091	$ 1,519,941